COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 13:     COMMITMENTS AND CONTINGENCIES

A.     Liens

Loans, and Capital Leases

For liens under TPSCo’s JPY Loans, see Note 10C.  For liens under the capital lease agreements, see Note 10D.

B.     TPSCo

1.   Renewed Contracts

In August 2022, Tower, TPSCo and NTCJ extended certain agreements with respect to TPSCo through March 2027 under certain amended terms, including changes to the commercial pricing for the services provided by TPSCo and enhanced financial support from Tower and NTCJ to TPSCo.

2.   Japanese Operations Restructuring

During 2022 and in accordance with agreements signed in 2019, as amended thereafter, between Tower, NTCJ and TPSCo, TPSCo’s operation in Japan was re-organized and re-structured, maintaining operations at the Uozu and Tonami facilities unchanged, while the Arai facility, which provided products solely to NTCJ and did not serve the Company’s customers, ceased operations, while a portion of the machinery and equipment of the Arai facility was transferred to the Tonami facility. The remaining machinery and equipment were sold to third parties.

The restructuring process, including the transfer and installation of machinery and equipment in the Tonami facility and the sale of certain equipment, was mostly completed during 2023 and resulted in total restructuring gain, net from the sale of machinery and equipment of $72,411 as well as total restructuring costs of $24,076.

For the year ended December 31, 2024, the Company recorded restructuring gain from a government subsidy received in relation to this Japan operations restructuring of $6,270.

For the year ended December 31, 2023, the Company recorded restructuring gain from the sale of machinery and equipment, net, of $52,168, as well as restructuring expense of $19,662.

 Changes in accruals related to the Arai facility cessation for the years ended December 31, 2024 and December 31, 2023 were as follows:

Details	Asset disposal accrual	Other Restructuring costs accrual
Accrued balance as of January 1, 2023	$1,963	$7,635
Expenses accrued	-	19,662
Accruals related to assets	(1,741)	(7,318)
Cash payments	(222)	(17,852)
Accrued balance as of December 31, 2023	$-	$2,127
Cash payments	-	(2,127)
Accrued balance as of December 31, 2024	$-	$-

C.     License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company’s total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

D.     TSNB Lease Agreement

TSNB leases its facilities under an operational lease contract that is due to expire in the first quarter of 2027. In amendments to its lease, (i) TSNB secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its operations; and (ii) certain obligations of TSNB and the landlord are specified, including certain noise abatement actions at the facility. The landlord has made claims that TSNB’s noise abatement efforts are not adequate under the terms of the amended lease and has requested a judicial declaration that TSNB has committed material non-curable breach of the lease so that the landlord may claim that it has the right to terminate the lease. TSNB does not agree and is disputing these claims.

E.     Agreement with ST Microelectronics

In 2021, TSIT, Tower’s wholly-owned Italian subsidiary, entered into a definitive agreement with ST Microelectronics (“ST”) to share under collaborative arrangement a 300mm facility with ST in Agrate, Italy. The parties are sharing the cleanroom space and the facility infrastructure, with the Company installing certain of its own equipment inside the clean room in an area which consumes approximately one-third of the total clean room space. TSIT and ST are investing in their respective process equipment, and have been working to accelerate the process flows’ transfer to the facility, product development, qualification and subsequent ramp-up. The comprehensive qualification process has been completed in the fourth quarter of 2024, followed by the commencement of volume production and operations, which were, and will continue to be, managed by ST.

F.     Capacity Corridor Agreement with Intel

In September 2023, Tower and Intel signed an agreement under which a capacity corridor is being established in Intel’s 300mm facility in New Mexico, USA. Under this agreement, Tower is investing up to $300,000 for equipment and other fixed assets to be owned by Tower and installed and qualified for Tower processes in this Intel facility. The corridor is in the initial equipment procurement and installation process and not yet qualified for production.

G.    Other Agreements

From time to time, in the ordinary course of business, the Company enters into long-term agreements with various entities for the joint development of product IPs and processes. The developed IPs may be owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.